CERTIFICATION OF
                           STRONG DISCOVERY FUND, INC.
                       on behalf of the following series:
                             Strong Discovery Fund

STRONG DISCOVERY FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Registrant's Prospectus and Statement of Additional Information each dated May 1, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 23 (File No. 33-17450; 811-5341), which was filed with the Securities and Exchange Commission on April 29, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Registrant's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG DISCOVERY FUND, INC.



                                            /S/ GILBERT L. SOUTHWELL III
                                            ------------------------------------
                                            By:      Gilbert L. Southwell III
                                            Title:   Assistant Secretary



Dated:  May 6, 2002